Other operating income - Schedule of Other Operating Income (Details) - Operating income (loss) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	£ 1,979	£ 1,681	£ 1,383
Rental income from investment properties (note 24)	190	172	146
Other	198	81	102
Other income	£ 2,367	£ 1,934	£ 1,631